Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel	The following tables present the Company’s consolidated net revenues disaggregated by geographical region of shipment, nature and market channel:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net revenues by geographical region of shipment(1)
EMEA	4,836	3,619	2,557
Americas	2,724	2,310	1,525
Asia Pacific	9,726	10,199	8,679
Total net revenues	17,286	16,128	12,761
Net revenues by nature
Revenues from sale of products	17,094	15,953	12,560
Revenues from sale of services	145	130	169
Other revenues	47	45	32
Total net revenues	17,286	16,128	12,761
Net revenues by market channel(2)
Original Equipment Manufacturers (“OEM”)	11,468	10,764	8,486
Distribution	5,818	5,364	4,275
Total net revenues	17,286	16,128	12,761

(1)Net revenues by geographical region of shipment are classified by location of customer invoiced or reclassified by shipment destination in line with customer demand. For example, products ordered by U.S.-based companies to be invoiced to Asia Pacific affiliates are classified as Asia Pacific revenues. Furthermore, the Company, among the different periods, may be affected by shifts in shipments from one location to another, as requested by customers.
(2)Original Equipment Manufacturers (“OEM”) are the end-customers to which the Company provides direct marketing application engineering support, while Distribution refers to the distributors and representatives that the Company engages to distribute its products around the world.